PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Iris
PRIVATE PLACEMENT

Note 4. Private Placement

Simultaneously with the closing of the IPO, the Sponsor and Cantor purchased an aggregate of 5,013,333 Private Warrants at a price of $1.50 per Private Warrant, for an aggregate purchase price of $7,520,000, in a private placement. Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share. A portion of the proceeds from the private placement was added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Warrants will expire worthless.

The Private Warrants are identical to the public warrants included as part of the Units sold in the IPO except that they will be non-redeemable and exercisable on a cashless basis for as long as the Private Warrants are held by the Sponsor or Cantor, the representative of the underwriters, or its permitted transferees. Additionally, for so long as the Private Warrants are held by Cantor or its designees or affiliates, they may not be exercised after five years from the commencement of sales of the IPO.

On November 30, 2022, the Sponsor entered into a Sponsor Forfeiture Agreement (the “Sponsor Forfeiture Agreement”) with the Company and Liminatus, pursuant to which, contingent upon the closing of the Business Combination, the Sponsor agreed to forfeit all 4,177,778 of its Private Placement Warrants to purchase shares of the Company’s Class A common stock, exercisable at $11.50 per share (the “Forfeited Private Placement Warrants”), acquired by the Sponsor in March 2021 in connection with the Initial Public Offering.

Upon the closing of the Business Combination, the Sponsor forfeited 4,177,778 private warrants, while the 835,555 private warrants issued to Cantor were converted into a right to purchase shares of the combined company’s Common Stock. In addition, pursuant to the terms of the Business Combination Agreement, 6,900,000 public warrants were converted into a right to purchase the combined company’s Common Stock.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Sponsor and Cantor purchased an aggregate of 5,013,333 Private Warrants at a price of $1.50 per Private Warrant, for an aggregate purchase price of $7,520,000, in a private placement. Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share. A portion of the proceeds from the private placement was added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Warrants will expire worthless.

The Private Warrants are identical to the public warrants included as part of the Units sold in the IPO except that they will be non-redeemable and exercisable on a cashless basis for as long as the Private Warrants are held by the Sponsor or Cantor, the representative of the underwriters, or its permitted transferees. Additionally, for so long as the Private Warrants are held by Cantor or its designees or affiliates, they may not be exercised after five years from the commencement of sales of the IPO.

On November 30, 2022, the Sponsor entered into a Sponsor Forfeiture Agreement (the “Sponsor Forfeiture Agreement”) with the Company and Liminatus, pursuant to which, contingent upon the closing of the Business Combination, the Sponsor agreed to forfeit all 4,177,778 of its Private Placement Warrants to purchase shares of the Company’s Class A common stock, exercisable at $11.50 per share (the “Forfeited Private Placement Warrants”), acquired by the Sponsor in March 2021 in connection with the Initial Public Offering. At the closing of the Business Combination, the Forfeited Private Placement Warrants shall be transferred from the Sponsor to the Company for cancellation in exchange for no consideration and the Company shall retire and cancel all of the Forfeited Private Placement Warrants.